COMMITMENTS AND CONTINGENCIES - Rent Expense (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 11,655	$ 25,541	$ 35,489	$ 33,183